Consolidated Statement of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Accumulated deficit	Accumulated OCI	Non- controlling interests
Beginning Balance at Dec. 31, 2017	$ 3,320,100	$ 3,021,699	$ 184,299	$ 38,569	$ (524,311)	$ (2,792)	$ 602,636
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	79,089				184,988		(105,899)
Redeemable non-controlling interests not included in equity (note 17)	4,923						4,923
Other comprehensive income	(28,699)					(27,218)	(1,481)
Dividends declared and distributions to non-controlling interests	(197,283)				(187,890)		(9,393)
Dividends and issuance of shares under dividend reinvestment plan (note 13(a)(iii))	0	55,442			(55,442)
Share-based compensation	29,110						29,110
Issuance of subscription receipts	472,180	472,180
Issuance of common shares under employee share purchase plan	11,011			11,011
Common shares issued upon public offering, net of cost	4,784	12,650		(4,027)	(3,839)
Common shares issued upon conversion of convertible debentures (note 12(h))	447	447
Ending Balance at Dec. 31, 2018	3,697,522	3,562,418	184,299	45,553	(595,259)	(19,385)	519,896
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	484,950				530,884		(45,934)
Redeemable non-controlling interests not included in equity (note 17)	(7,476)						(7,476)
Other comprehensive income	11,866					9,438	2,428
Dividends declared and distributions to non-controlling interests	(255,155)				(217,464)		(37,691)
Dividends and issuance of shares under dividend reinvestment plan (note 13(a)(iii))	0	68,856			(68,856)
Share-based compensation	100,318						100,318
Common shares issued upon conversion of convertible debentures	148
Issuance of subscription receipts	364,211	364,211
Issuance of common shares under employee share purchase plan	2,853	2,853
Issuance of common shares under employee share purchase plan	12,974			12,974
Common shares issued upon public offering, net of cost	(5,616)	18,558		(7,948)	(16,226)
Ending Balance at Dec. 31, 2019	$ 4,406,595	$ 4,017,044	$ 184,299	$ 50,579	$ (367,107)	$ (9,761)	$ 531,541